Commitments and Contingencies (Details Narrative) - USD ($)			1 Months Ended		9 Months Ended		12 Months Ended		17 Months Ended	29 Months Ended
	Sep. 13, 2018	May 04, 2016	Jun. 30, 2012	Nov. 30, 2009	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2019	Aug. 12, 2016
Penalty amount					$ 30,000		$ 30,000			$ 30,000
Rent expense					21,775	$ 23,734	30,521	$ 28,992
Royalties percentage	2.00%
Royalty Agreement Terms [Member]
Operating leases income statement revenue percentage			2.00%	2.00%
License Agreement Terms [Member]
Operating leases income statement revenue percentage			5.00%	5.00%
New Five-Year Operating Lease Agreement [Member]
Payments for fees		$ 2,325
New Five-Year Operating Lease Agreement [Member] | AUD Currency [Member]
Payments for fees		$ 3,300
Quality Assurance Agreement [Member]
Contract cost					49,854		$ 701,973	$ 937,219	$ 1,639,192	1,689,146
Quality Assurance Agreement [Member] | Minimum [Member]
Anticipated payment											$ 2,500,000
Quality Assurance Agreement [Member] | Maximum [Member]
Anticipated payment											$ 5,000,000
One-Year Collaboration Agreement [Member]
Payment for services	$ 59,508
One-Year Collaboration Agreement [Member] | Euros [Member]
Payment for services	52,000
Two-Year Collaboration Agreement [Member]
Payment for services	45,775
Two-Year Collaboration Agreement [Member] | Euros [Member]
Payment for services	$ 40,000
IRS [Member]
Penalty amount					$ 10,000					$ 10,000